11. Inventories (Details) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
DisclosureOfInventoriesLineItems [Line Items]
Non-current inventories	$ 658,121	$ 196,275
Current inventories	804,226	895,252
Material and Spare Parts
DisclosureOfInventoriesLineItems [Line Items]
Non-current inventories	824,700	364,605
Current inventories	783,889	882,658
Provision for Obsolete Inventory
DisclosureOfInventoriesLineItems [Line Items]
Non-current inventories	(166,579)	(168,330)
Fuel Oil
DisclosureOfInventoriesLineItems [Line Items]
Current inventories	7,461	10,157
Diesel Oil
DisclosureOfInventoriesLineItems [Line Items]
Current inventories	$ 12,876	$ 2,437